CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2021	Dec. 31, 2020
Ordinary shares, par value (in NIS per share)	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	62,787,188	62,489,428
Ordinary shares, shares outstanding	32,729,030	33,017,814
Treasury stock, shares	30,058,158	29,471,614